Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

December 31, 2023

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through other comprehensive income
Foreign unlisted ordinary shares	$—	$—	$235,567	$235,567
Financial liabilities at fair value through profit or loss
Derivative financial liabilities
K2 warrants	$—	$—	$87,693	$87,693
Tranche 2B warrants	$—	$—	$701	$701
Derivative financial liabilities	$—	$—	$88,394	$88,394

Summary of Reconciliation of Level 3 Fair Value Measurements of Financial Instruments
2)
Reconciliation of Level 3 fair value measurements of financial instruments

	K2 Warrants	Tranche Warrants	Unlisted foreign ordinary shares

Balance at January 1, 2021	$—	$—	$—
Issues	688,324	—	—
Subsequent measurement recognized in profit and loss	(464,972)	—	—
Balance at January 1, 2022	$223,352	$—	$—
Issues	45,482	—	—
Subsequent measurement recognized in profit and loss	(178,621)	—	—
Balance at January 1, 2023	$90,213	$—	$—
Issues	—	3,465,180	—
Subsequent measurement recognized in
Profit and loss	(2,520)	(3,464,479)	—
Other comprehensive income	—	—	235,567
Balance at December 31, 2023	$87,693	$701	$235,567
3)
Fair value of the group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

Summary of Fair Value of Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis	The following table gives information about how the fair values of these financial assets and financial liabilities are determined.

Financial assets/ financial liabilities	Fair Value Hierarchy	Valuation Technique(s) and key input(s)	Significant unobservable input(s)	Relation and sensitivity of unobservable inputs to fair value

1. Derivative financial liabilities - K2 warrants	Level 3	Option Pricing Model (Binomial Tree Model). The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$3,631. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$3,171.

2. Derivative financial liabilities - 2B warrants	Level 3	Option Pricing Model (Monte Carlo Simulation). The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$376. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$552.

3. Foreign unlisted ordinary shares	Level 3	Backsolve Option Pricing Model. The following variable were taken into consideration: Expected holding period, risk free rate, dividend yield and volatility	Volatility

The higher the volatility, the higher the fair value.
If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$1,314. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$1,367.

Summary of Categories of Financial Instruments

	December 31,	December 31,	December 31,
	2021	2022	2023
Financial assets
Financial assets at fair value through other comprehensive income
Foreign unlisted ordinary shares	$—	$—	$235,567
Financial assets at fair value through profit or loss
Money Market Fund	$—	$30,445,339	$—
Financial assets at amortized cost (1)	$91,047,060	$27,490,152	$22,448,527
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$223,352	$90,213	$87,693
Derivative financial liabilities – Tranche 2B Warrants	$—	$—	$701
	$223,352	$90,213	$88,394
Financial liabilities at amortized cost (2)	$36,090,421	$41,922,924	$36,910,284
Equity instruments
Equity instruments
Pre-Funded Warrants	$—	$—	$8,262,698
Tranche 2A Warrants	$—	$—	$2,173,285
	$—	$—	$10,435,983

(1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents (excluding money market funds) and refundable deposits.
(2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, current borrowings, lease liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

		December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

		December 31, 2023
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,825,324	0.7577	$2,140,748

Financial liabilities
Monetary items
SGD	S	$18,232,233	0.7577	$13,814,563

Sensitivity Analysis of Foreign Currency Risk

	For the year ended December 31
	2021	2022	2023
Profit or loss*
SGD	$(548,878)	$(521,750)	$(583,691)
AUD	$87,807	$89,230	$—

* This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.

Summary of Contractual Maturities of Financial Liabilities

The table below break down the Company's financial liabilities into relevant maturity groupings based on their contractual and estimated maturities. The amounts disclosed in the tables are contractual and estimated undiscounted cash flows.

Contractual maturities of financial liabilities as of December 31, 2023	On demand or within 1 year	Within 2 to 5 years	After 5 years	Total

Non-derivative financial liabilities
Trade payable	$7,918,607	$—	$—	$7,918,607
Other payable	3,081,329	—	—	3,081,329
Lease liabilities	226,187	—	—	226,187
Borrowings
- Loan from government (Note 13a)	—	—	12,496,831	12,496,831
- Other long-term borrowing (Note 13b)	1,818,750	16,723,211	—	18,541,961
Derivative financial liabilities
K2HV warrants	—	—	87,693	87,693
Tranche 2B warrants	701	—	—	701

Contractual maturities of financial liabilities as of December 31, 2022	On demand or within 1 year	Within 2 to 5 years	After 5 years	Total

Non-derivative financial liabilities
Trade payable	$12,784,485	$—	$—	$12,784,485
Other payable	2,325,038	—	—	2,325,038
Lease liabilities	215,671	—	—	215,671
Borrowings
- Loan from government (Note 13a)	—	—	11,855,579	11,855,579
- Other long-term borrowing (Note 13b)	7,503,091	24,557,362	—	32,060,453
Derivative financial liability
K2HV warrants	—	—	90,213	90,213